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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 10, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Subj:  Security Income Fund, File Nos.:  811-2120 and 2-38414
       Security Municipal Bond Fund, File Nos.: 811-3225 and 2-73223 Security Cash Fund, File Nos.: 811-3073 and 2-68387


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for each of Security Income Fund, Security Municipal Bond Fund and Security Cash Fund do not differ from that contained in Post-Effective Amendment No. 63 to Security Income Fund's registration statement, No. 19 to Security Municipal Bond Fund's registration statement and No. 22 to Security Cash Fund's registration statement. These Post-Effective Amendments were filed electronically on April 30, 1999.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund
Security Municipal Bond Fund
Security Cash Fund